Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Summary of Accrued Expenses
Accrued expenses consist of the followings (in thousands):

	March 31, 2024	December 31, 2023
Employee compensation and benefits	$10,351	$4,334
Partner costs	9,345	13,971
Inventory, shipping and fulfillment	5,663	6,869
Sales and other taxes	3,697	3,963
Advertising	2,645	872
Information technology	2,609	3,176
Customer service expenses	369	437
Other accrued expenses	6,045	8,525

Total accrued expenses	$40,724	$42,147

Accrued expenses consist of the followings (in thousands):

	December 31,
	2023	2022
Partner costs	$13,971	$14,535
Inventory, shipping and fulfillment	6,869	11,687
Employee compensation and benefits	4,334	20,584
Sales and other taxes	3,963	4,818
Information technology	3,176	2,207
Advertising	872	1,176
Customer service expenses	437	956
Other accrued expenses	8,525	8,467

Total accrued expenses	$42,147	$64,430